UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21242
Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
September 30, 2006

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities - 91.3% (61.9% of Total Investments)

	Automobiles - 0.1%

8,000	DaimlerChrysler AG (CORTS)	7.875%	Baa1	$201,040

	Capital Markets - 8.5%

21,206	Bear Stearns Capital Trust III	7.800%	A2	543,298
8,200	BNY Capital Trust V, Series F	5.950%	A-	197,620
59,900	Compass Capital Trust III	7.350%	A3	1,501,693
39,900	CSFB USA, Series 2002-10 (SATURNS)	7.000%	AA-	1,023,435
5,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	127,710
8,700	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	200,100
5,300	Goldman Sachs Group Incorporated (SATURNS)	5.750%	Aa3	120,204
356,800	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	8,848,640
100	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	2,435
11,700	Merrill Lynch Capital Trust II	8.000%	A1	300,807
70,800	Merrill Lynch Preferred Capital Trust III	7.000%	A1	1,795,488
20,400	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	519,792
84,400	Merrill Lynch Preferred Capital Trust V	7.280%	A-	2,163,172
37,500	Merrill Lynch Preferred Capital Trust	7.750%	A1	949,875
41,900	Morgan Stanley (PPLUS)	7.050%	Aa3	1,049,595
80,100	Morgan Stanley Capital Trust II	7.250%	A1	2,034,540
197,741	Morgan Stanley Capital Trust III	6.250%	A1	4,876,293
10,100	Morgan Stanley Capital Trust V	5.750%	A+	235,128
75,700	Morgan Stanley Capital Trust VI	6.600%	A-	1,913,696

	Total Capital Markets			28,403,521

	Commercial Banks - 14.4%

61,800	Abbey National PLC, Series B	7.250%	A1	1,560,450
108,898	ABN AMRO Capital Trust Fund VII	6.080%	A	2,670,179
38,300	ASBC Capital I	7.625%	Baa1	967,841
4,000	BAC Capital Trust IV	5.875%	Aa3	95,160
60,900	BAC Capital Trust V	6.000%	Aa3	1,489,005
8,900	BAC Capital Trust VIII	6.000%	Aa3	213,333
30,618	Banco Santander	6.410%	A2	783,821
59,300	Banco Totta & Acores Finance, Series A	8.875%	A3	1,480,650
3,800	BancorpSouth Capital Trust I	8.150%	Baa2	95,646
244,100	Banesto Holdings, Series A, 144A	10.500%	A2	7,506,075
108,300	Bank of America Corporation, Series D	6.204%	A1	2,763,816
33,200	Bank One Capital Trust VI	7.200%	A1	843,280
6,100	BankNorth Capital Trust II	8.000%	A3	154,269
26,800	Capital One Capital II Corporation	7.500%	Baa2	703,500
24,800	Chittenden Capital Trust I	8.000%	Baa1	632,400
40,500	Citizens Funding Trust I (WI/DD, Settling 10/03/06)	7.500%	Baa2	1,019,790
44,500	Cobank ABC, 144A, (3)	7.000%	N/R	2,433,349
57,500	Comerica Capital Trust I	7.600%	A3	1,444,400
35,816	Fleet Capital Trust VIII	7.200%	Aa3	903,996
141,700	HSBC Finance Corporation	6.875%	AA-	3,634,605
9,500	KeyCorp (PCARS)	7.500%	A3	243,295
5,733	KeyCorp Capital Trust V	5.875%	A3	134,726
25,900	National Commerce Capital Trust II	7.700%	A1	651,126
16,500	National Westminster Bank PLC, Series B	7.875%	Aa3	425,700
12,200	PNC Capital Trust	6.125%	BBB+	295,850
23,400	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	594,828
104,465	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,642,965
18,000	SunTrust Capital Trust IV	7.125%	A1	452,700
27,000	SunTrust Capital Trust V	7.050%	A1	679,050
106,900	USB Capital Trust IV	7.350%	Aa3	2,709,915
70,400	USB Capital Trust V	7.250%	Aa3	1,771,968
16,100	USB Capital Trust VII	5.875%	Aa3	376,257
19,700	VNB Capital Trust I	7.750%	Baa1	495,652
16,000	Wells Fargo Capital Trust IX	5.625%	Aa2	367,360
51,000	Wells Fargo Capital Trust V	7.000%	Aa2	1,285,200
6,800	Wells Fargo Capital Trust VI	6.950%	A+	171,020
65,925	Wells Fargo Capital Trust VII	5.850%	Aa2	1,576,267
80,800	Zions Capital Trust B	8.000%	BBB-	2,079,792

	Total Commercial Banks			48,349,236

	Computers & Peripherals - 0.0%

3,900	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	99,762

	Consumer Finance - 1.4%

104,900	Household Capital Trust VII	7.500%	A1	2,651,872
77,100	HSBC Finance Corporation	6.360%	A	1,989,180

	Total Consumer Finance			4,641,052

	Diversified Financial Services - 9.2%

374,165	BAC Capital Trust XII	6.875%	Aa3	9,649,715
24,700	CIT Group Inc., Series A, (3)	6.350%	BBB+	637,507
45,900	CIT Group Incorporated (CORTS)	7.750%	A3	1,204,646
2,880	Citigroup Capital Trust IX	6.000%	Aa2	70,186
17,800	Citigroup Capital XIV	6.875%	Aa2	456,748
54	Citigroup Capital XV	6.500%	Aa3	1,388,526
2,300	Citigroup, Series CIT (CORTS)	6.750%	A3	57,270
4,300	General Electric Capital Corporation (CORTS)	6.000%	AAA	103,845
504,300	ING Group N.V.	7.200%	A	12,940,338
142,900	ING Group N.V.	7.050%	A	3,626,802
25,800	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	652,482
6,300	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	164,745

	Total Diversified Financial Services			30,952,810

	Diversified Telecommunication Services - 0.8%

32,500	AT&T Inc.	7.000%	A	818,350
2,200	BellSouth Capital Funding (CORTS)	7.100%	A	55,330
4,200	BellSouth Corporation (CORTS)	7.000%	Aa3	106,386
6,900	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	173,432
8,200	BellSouth Corporation, Series BLS (CORTS)	7.000%	A	205,738
15,700	BellSouth Inc. (CORTS)	7.000%	A	398,309
9,400	BellSouth Telecommunications (PPLUS)	7.300%	A	238,290
25,600	Verizon Communications (CORTS)	7.625%	A	665,600

	Total Diversified Telecommunication Services			2,661,435

	Electric Utilities - 2.3%

55,200	Entergy Louisiana LLC	7.600%	A-	1,393,800
203,447	Entergy Mississippi Inc.	7.250%	A-	5,188,916
5,200	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	131,820
2,300	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	56,120
33,018	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	764,697
8,900	Virginia Power Capital Trust	7.375%	BB+	226,950

	Total Electric Utilities			7,762,303

	Food Products - 0.5%

17,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	1,687,250

	Industrial Conglomerates - 0.0%

1,400	General Electric Company, Series GE (CORTS)	6.800%	AAA	35,364

	Insurance - 23.4%

194,400	Ace Ltd., Series C	7.800%	Baa2	5,044,680
26,400	Aegon N.V.	6.500%	A-	669,768
406,738	Aegon N.V.	6.375%	A-	10,286,404
2,600	Allstate Corporation (PCARS)	7.150%	A2	65,468
2,800	Allstate Insurance Company (CORTS)	8.000%	A2	74,886
32,400	AMBAC Financial Group Inc.	5.950%	AA	784,728
94,800	AMBAC Financial Group Inc.	5.875%	AA	2,269,512
195,649	Arch Capital Group Limited	8.000%	Baa3	5,204,263
138,600	Delphi Financial Group, Inc.	8.000%	BBB	3,630,627
45,867	EverestRe Capital Trust II	6.200%	Baa1	1,039,346
294,716	EverestRe Group Limited	7.850%	Baa1	7,585,990
151,100	Financial Security Assurance Holdings	6.250%	AA	3,768,434
246,000	Hartford Capital Trust III, Series C	7.450%	A3	6,159,840
174,900	PartnerRe Limited, Series C	6.750%	BBB+	4,396,986
3,000	PartnerRe Limited, Series D	6.500%	BBB+	74,700
35,822	PartnerRe Limited	7.900%	A3	898,058
57,100	PLC Capital Trust III	7.500%	BBB+	1,445,201
46,400	PLC Capital Trust IV	7.250%	BBB+	1,169,744
5,200	PLC Capital Trust V	6.125%	BBB+	123,240
324,300	Protective Life Corporation	7.250%	BBB	8,350,725
53,244	Prudential PLC	6.750%	A	1,356,125
41,500	RenaissanceRe Holdings Limited, Series A	8.100%	BBB+	1,048,290
60,401	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,525,729
6,500	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	180,375
33,000	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	848,430
28,900	Saint Paul Capital Trust I	7.600%	Baa1	734,927
2,100	Torchmark Capital Trust I	7.750%	A-	52,500
32,600	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	333,172
7,000	W.R. Berkley Corporation	6.750%	BBB-	173,530
65,100	XL Capital Ltd, Series A	8.000%	Baa1	1,657,446
294,200	XL Capital Ltd, Series B	7.625%	Baa1	7,519,752

	Total Insurance			78,472,876

	Media - 2.5%

1,700	CBS Corporation	7.250%	BBB	42,670
323,000	Comcast Corporation	7.000%	BBB+	8,276,875
1,900	Walt Disney Company	7.000%	A-	48,222

	Total Media			8,367,767

	Multi-Utilities - 0.1%

17,900	Dominion CNG Capital Trust I	7.800%	Baa2	455,197

	Oil, Gas & Consumable Fuels - 1.8%

194,200	Nexen Inc.	7.350%	Baa3	4,990,940
34,700	TransCanada Pipeline	8.250%	A3	898,730

	Total Oil, Gas & Consumable Fuels			5,889,670

	Pharmaceuticals - 0.1%

8,700	Bristol Myers Squibb Company (CORTS)	6.250%	A+	213,759
4,300	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	107,156

	Total Pharmaceuticals			320,915

	Real Estate - 22.9%

10,700	AvalonBay Communities, Inc., Series H	8.700%	BBB	293,073
43,037	BRE Properties, Series C	6.750%	BBB-	1,062,153
8,029	BRE Properties, Series D	6.750%	BBB-	196,229
26,700	Developers Diversified Realty Corporation, Series F	8.600%	BBB-	678,981
171,200	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	4,391,280
32,000	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	810,880
112,900	Duke Realty Corporation, Series L	6.600%	BBB	2,822,500
136,700	Duke Realty Corporation, Series N	7.250%	BBB	3,554,200
149,000	Duke-Weeks Realty Corporation	6.950%	BBB	3,796,520
61,444	Equity Office Properties Trust, Series G	7.750%	BBB-	1,560,678
20,800	Equity Residential Properties Trust, Series D	8.600%	BBB	528,944
56,200	Federal Realty Investment Trust	8.500%	BBB-	1,430,290
223,471	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	5,881,757
145,900	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	3,669,385
247,207	HRPT Properties Trust, Series B	8.750%	BBB-	6,402,661
129,611	HRPT Properties Trust, Series C	7.125%	BBB-	3,312,857
21,000	New Plan Excel Realty Trust, Series D	7.800%	BBB-	1,066,407
36,300	New Plan Excel Realty Trust, Series E	7.625%	BBB-	927,102
20,000	Prologis Trust, Series G	6.750%	BBB	500,000
8,300	PS Business Parks, Inc., Series F	8.750%	BBB-	210,156
120,000	PS Business Parks, Inc., Series L	7.600%	BBB-	3,077,400
136,000	PS Business Parks, Inc.	7.000%	BBB-	3,400,000
77,300	Public Storage, Inc., Series Y	6.850%	BBB+	1,864,863
16,500	Public Storage, Inc., Series F	6.450%	BBB+	401,775
2,100	Public Storage, Inc., Series H	6.950%	BBB+	53,193
194,262	Public Storage, Inc., Series K	7.250%	BBB+	5,062,953
31,100	Public Storage, Inc., Series T	7.625%	BBB+	781,854
15,200	Public Storage, Inc., Series U	7.625%	BBB+	383,192
17,000	Public Storage, Inc., Series V	7.500%	BBB+	431,630
3,700	Public Storage, Inc., Series X	6.450%	BBB+	90,835
3,000	Public Storage, Inc.	7.125%	BBB+	77,700
5,900	Realty Income Corporation	7.375%	BBB-	149,860
30,972	Regency Centers Corporation	7.450%	BBB-	795,361
84,500	Regency Centers Corporation	7.250%	BBB-	2,142,075
7,500	Simon Property Group, Inc., Series F	8.750%	Baa2	187,500
68,600	Simon Property Group, Inc., Series G	7.890%	BBB+	3,539,760
37,900	United Dominion Realty Trust	8.600%	BBB-	974,030
61,800	Vornado Realty Trust, Series G	6.625%	BBB-	1,501,740
7,500	Vornado Realty Trust, Series I	6.625%	BBB-	182,625
262,800	Wachovia Preferred Funding Corporation	7.250%	A2	7,340,004
39,900	Weingarten Realty Trust, Series E	6.950%	A-	1,017,450

	Total Real Estate			76,551,853

	Thrifts & Mortgage Finance - 2.0%

21,500	Countrywide Capital Trust II, Series II (CORTS)	8.000%	BBB+	549,325
241,430	Countrywide Capital Trust IV	6.750%	BBB+	6,057,479
3,300	Harris Preferred Capital Corporation, Series A	7.375%	A1	82,863

	Total Thrifts & Mortgage Finance			6,689,667

	Wireless Telecommunication Services - 1.3%

157,500	United States Cellular Corporation	8.750%	A-	4,203,675
4,300	United States Cellular Corporation	7.500%	A-	110,897

	Total Wireless Telecommunication Services			4,314,572

	Total $25 Par (or similar) Preferred Securities (cost $302,132,641)			305,856,290

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities - 52.4% (35.6% of Total Investments)

	Capital Markets - 7.1%

2,500	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	$2,610,230
1,000	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	1,044,275
1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	1,039,315
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	1,041,479
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	522,259
250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	253,579
3,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	3,793,991
2,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	2,111,550
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	10,353,957
700	MUFG Capital Finance 2	4.850%	7/25/56	BBB	872,740

	Total Capital Markets				23,643,375

	Commercial Banks - 23.8%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,990,276
1,500	Abbey National Capital Trust I	8.963%	6/30/50	A	1,988,139
1,900	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	1,941,198
1,500	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	1,562,296
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,046,836
6,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	6,975,539
100	Barclays Bank PLC	6.278%	12/15/55	Aa3	95,500
4,750	BOI Capital Funding 3, 144A	6.107%	8/04/56	A2	4,643,842
900	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	976,389
1,000	First Empire Capital Trust I	8.234%	2/01/27	Baa1	1,047,242
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	530,387
7,200	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	7,221,254
300	HBOS PLC, Series 144A	6.413%	9/29/49	A1	290,477
1,430	HSBC USA Capital Trust II, 144A	8.380%	5/15/27	A	1,510,493
2,500	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	2,797,715
2,500	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	2,513,045
4,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	4,185,480
3,150	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	3,322,362
5,000	PNC Institutional Capital Trust B, 144A	8.315%	5/15/27	A3	5,275,125
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	975,355
4,500	RBS Capital Trust B	6.800%	12/31/49	A1	4,518,369
2,500	St. George Funding Company LLC, 144A	8.485%	12/31/47	A3	2,637,253
655	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	725,669
4,600	Union Planters Capital Trust A	8.200%	12/15/26	A2	4,794,865
-	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	7,743,750
5,300	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	5,317,405
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	3,140,382

	Total Commercial Banks				79,766,643

	Consumer Finance - 0.3%

1,100	American Express Company	6.800%	9/01/66	A	1,163,422

	Diversified Financial Services - 3.1%

1,000	BNP Paribas Capital Trust	7.200%	12/31/49	A+	1,007,644
700	Fulton Capital Trust I	6.290%	2/01/36	A3	675,360
13	General Electric Capital Corporation	6.450%	6/15/46	AAA	321,343
6,000	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	6,393,816
1,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	1,879,601

	Total Diversified Financial Services				10,277,764

	Diversified Telecommunication Services - 1.8%

5	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	6,104,888

	Household Durables - 0.3%

800	Stanley Works Capital Trust I	5.902%	12/01/45	Baa1	752,130

	Insurance - 12.6%

3,450	Ace Capital Trust II	9.700%	4/01/30	Baa1	4,614,941
2,600	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	2,705,037
1,500	Lincoln National Corporation, Capital Securities	7.000%	5/17/66	A-	1,573,863
750	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	726,937
10,000	MIC Financing Trust I	8.375%	2/01/27	A+	10,056,770
2,000	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	2,050,826
1,500	Prudential PLC	6.500%	6/29/49	A	1,464,037
10,000	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A+	10,567,579
8,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	8,419,823

	Total Insurance				42,179,813

	Oil, Gas & Consumable Fuels - 1.8%

3,000	KN Capital Trust III	7.630%	4/15/28	Baa3	2,816,532
3,000	Phillips 66 Capital Trust II	8.000%	1/15/37	A3	3,133,560

	Total Oil, Gas & Consumable Fuels				5,950,092

	Thrifts & Mortgage Finance - 1.6%

1,000	Countrywide Capital Trust I	8.000%	12/15/26	BBB+	1,003,809
4,225	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	4,505,599

	Total Thrifts & Mortgage Finance				5,509,408

	Total Capital Preferred Securities (cost $177,943,778)				175,347,535

Shares	Description (1)	Value

	Investment Companies - 2.4% (1.6% of Total Investments)

113,339	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	$2,342,717
47,891	Flaherty and Crumrine/Claymore Total Return Fund Inc.	967,877
107,629	John Hancock Preferred Income Fund III	2,323,710
40,981	Preferred and Corporate Strategies Fund Inc.	838,061
81,673	Preferred Income Strategies Fund Inc.	1,633,460

	Total Investment Companies (cost $7,684,320)	8,105,825

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments - 1.2% (0.9% of Total Investments)

$ 3,867	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $3,868,896, collateralized by $3,205,000 U.S. Treasury Bonds, 6.500%, due 11/15/26, value 3,950,163	4.800%	10/02/06	$3,867,349

	Total Short-Term Investments (cost $3,867,349)			3,867,349

	Total Investments (cost $491,628,088) – 147.3%			493,176,999

	Other Assets Less Liabilities – 2.3%			7,634,106

	Preferred Shares, at Liquidation Value – (49.6)%			(166,000,000)

	Net Assets Applicable to Common Shares – 100%			$334,811,105

	Interest Rate Swaps outstanding at September 30, 2006:

				Fixed Rate	Floating Rate		Unrealized
	Notional	Rate Paid	Rate Received	Payment	Payment	Termination	Appreciation
Counterparty	Amount	by the Fund (4)	by the Fund (5)	Frequency	Frequency	Date	(Depreciation)

Citigroup Inc.	$42,000,000	3.255%	5.330%	Monthly	Monthly	3/06/08	$1,111,549
Citigroup Inc.	42,000,000	3.815%	5.330%	Monthly	Monthly	3/06/10	1,542,495
JPMorgan	21,000,000	5.318%	5.330%	Monthly	Monthly	5/06/07	2,470
JPMorgan	21,000,000	5.338%	5.330%	Monthly	Monthly	11/06/06	2,683

							$2,659,197

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Represents the annualized fixed rate paid by the Fund.

(5)	Based on USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $492,289,655.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$9,017,192
Depreciation	(8,129,848)

Net unrealized appreciation (depreciation) of investments	$887,344

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.